Condensed Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Gain loss on change in fair value of legal settlement liability
General and administrative expenses	$ 1,562,910	$ 148,877	$ 194,100		$ 19,329,987
Research and Development Expense	442,807	6,322	0		550,971
Stock-based compensation	2,734,113	9,013	2,755		12,565,721
Depreciation	1,945	178	297		6,411
Change in fair value of legal settlement liability	(4,689,638)	0
Total operating expenses	52,137	164,390	197,152		32,453,090
Loss from operations	(52,137)	(164,390)	(197,152)		(32,453,090)
Other income (expense)
Change in fair value of Simple Agreements for Future Equity	13,419,233	(55,961)	(396,404)		(39,321,489)
Total other income (loss)	13,419,233	(55,961)	(396,404)		(39,321,489)
Income (loss) before provision for income taxes	13,367,096	(220,351)	(593,556)		(71,774,579)
Total provision for income taxes	0	0	0		0
Net income (loss) and comprehensive income (loss)	13,367,096	(220,351)	$ (593,556)		$ (71,774,579)
Undistributed earnings allocated to participating securities	(257,544)	0
Net income (loss) attributable to common shareholders	13,109,552	(220,351)
Net income attributable to Class B non-redeemable ordinary shares	$ 13,109,552	$ (220,351)
Basic weighted-average Class B non-redeemable ordinary shares outstanding	921,519	900,213	317,047		914,000
Diluted weighted-average Class B non-redeemable ordinary shares outstanding	985,863	900,213	317,047		914,000
Basic net income per share, Class B non-redeemable ordinary shares	$ 14.23	$ (0.24)	$ (1.87)		$ (78.53)
Diluted net income per share, Class B non-redeemable ordinary shares	(0.3)	(0.24)	(1.87)		(78.53)
Earnings Per Share [Abstract]
Earnings Per Share, Basic	14.23	(0.24)	(1.87)		(78.53)
Earnings Per Share, Diluted	$ (0.3)	$ (0.24)	$ (1.87)		$ (78.53)
Weighted Average Number of Shares Outstanding, Basic	921,519	900,213	317,047		914,000
Weighted Average Number of Shares Outstanding, Diluted	985,863	900,213	317,047		914,000
GIGCAPITAL7 CORP [Member]
Revenues	$ 0	$ 0		$ 0	$ 0
Gain loss on change in fair value of legal settlement liability
General and administrative expenses	1,675,288	371,833		628,761	3,340,796
Loss from operations	(1,675,288)	(371,833)		(628,761)	(3,340,796)
Other income (expense)
Change in fair value of warrants	342,148	(114,173)		(183,675)	(1,283,055)
Interest income	5	301		2,024	710
Interest and dividend income on marketable securities held in Trust Account	1,869,218	2,103,979		3,188,704	8,448,606
Change In Fair Value Of Derivative Liability	14,743	0
Interest expense	(15,225)	0
Income (loss) before provision for income taxes	535,601	1,618,274		2,378,292	3,825,465
Total provision for income taxes	0	0		0	0
Net income (loss) and comprehensive income (loss)	535,601	1,618,274		2,378,292	3,825,465
Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Other income (expense)
Net income attributable to Class A ordinary shares subject to possible redemption	$ 321,361	$ 970,964		$ 1,087,567	$ 2,295,279
Basic weighted-average shares outstanding, Class A ordinary shares subject to possible redemption	20,000,000	20,000,000		10,420,168	20,000,000
Diluted weighted-average shares outstanding, Class A ordinary shares subject to possible redemption	20,000,000	20,000,000		10,420,168	20,000,000
Basic net income per share, Class B ordinary shares subject to possible redemption	$ 0.02	$ 0.05		$ 0.1	$ 0.11
Diluted net income per share, Class B ordinary shares subject to possible redemption	$ 0.02	$ 0.05		$ 0.1	$ 0.11
Class B Nonredeemable Ordinary Shares | GIGCAPITAL7 CORP [Member]
Other income (expense)
Net income (loss) attributable to common shareholders	$ 214,240	$ 647,310		$ 1,290,725	$ 1,530,186
Net income attributable to Class B non-redeemable ordinary shares	$ 214,240	$ 647,310		$ 1,290,725	$ 1,530,186
Basic weighted-average Class B non-redeemable ordinary shares outstanding	13,333,333	13,333,333		12,366,661	13,333,333
Diluted weighted-average Class B non-redeemable ordinary shares outstanding	13,333,333	13,333,333		12,366,661	13,333,333
Basic net income per share, Class B non-redeemable ordinary shares	$ 0.02	$ 0.05		$ 0.1	$ 0.11
Diluted net income per share, Class B non-redeemable ordinary shares	0.02	0.05		0.1	0.11
Earnings Per Share [Abstract]
Earnings Per Share, Basic	0.02	0.05		0.1	0.11
Earnings Per Share, Diluted	$ 0.02	$ 0.05		$ 0.1	$ 0.11
Weighted Average Number of Shares Outstanding, Basic	13,333,333	13,333,333		12,366,661	13,333,333
Weighted Average Number of Shares Outstanding, Diluted	13,333,333	13,333,333		12,366,661	13,333,333